Brandes Investment Trust

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Supplement dated July 1, 2020 to the Statutory Prospectuses dated January 28, 2020, filed pursuant to Rule 497 of the Securities Act of 1933, as amended, with the Securities Exchange Commission on July 1, 2020 (Accession No. 0001193125-20-184516).